Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya PARTNERS INC
Prospectus Date	rr_ProspectusDate	May 01, 2020
Voya Solution Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Solution Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired. The Portfolio's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is: 35% in equity securities and 65% in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio's assets may deviate from the percentages shown.

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts; and natural resource/commodity securities.

Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.

The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can be no assurance that this allocation will occur.

		The Portfolio will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. The Portfolio is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Affiliated Underlying Funds: The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.

Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Portfolio’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Portfolio to sell them at a desirable price or at the price at which it is carrying them.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.

Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Portfolio will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations. It may also limit the ability of the Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.

Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s performance.

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Portfolio and the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.

Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.

		Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd 2010, 5.82% and Worst quarter: 3rd 2011, -7.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Index No Deduction For Fees Expenses Taxes Two [Text]	vpi_IndexNoDeductionForFeesExpensesTaxesTwo	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya Solution Income Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.30%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 120
3 Yrs	rr_ExpenseExampleYear03	400
5 Yrs	rr_ExpenseExampleYear05	701
10 Yrs	rr_ExpenseExampleYear10	1,557
1 Yr	rr_ExpenseExampleNoRedemptionYear01	120
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	400
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	701
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,557
2010	rr_AnnualReturn2010	9.26%
2011	rr_AnnualReturn2011	0.14%
2012	rr_AnnualReturn2012	9.57%
2013	rr_AnnualReturn2013	6.68%
2014	rr_AnnualReturn2014	5.53%
2015	rr_AnnualReturn2015	(0.30%)
2016	rr_AnnualReturn2016	4.26%
2017	rr_AnnualReturn2017	9.15%
2018	rr_AnnualReturn2018	(3.35%)
2019	rr_AnnualReturn2019	12.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.01%)
1 Yr	rr_AverageAnnualReturnYear01	12.87%
5 Yrs	rr_AverageAnnualReturnYear05	4.36%
10 Yrs	rr_AverageAnnualReturnYear10	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Voya Solution Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.68%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 69
3 Yrs	rr_ExpenseExampleYear03	243
5 Yrs	rr_ExpenseExampleYear05	432
10 Yrs	rr_ExpenseExampleYear10	979
1 Yr	rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	243
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	432
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 979
1 Yr	rr_AverageAnnualReturnYear01	13.38%
5 Yrs	rr_AverageAnnualReturnYear05	4.87%
10 Yrs	rr_AverageAnnualReturnYear10	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Voya Solution Income Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 95
3 Yrs	rr_ExpenseExampleYear03	322
5 Yrs	rr_ExpenseExampleYear05	568
10 Yrs	rr_ExpenseExampleYear10	1,272
1 Yr	rr_ExpenseExampleNoRedemptionYear01	95
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	322
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	568
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,272
1 Yr	rr_AverageAnnualReturnYear01	13.13%
5 Yrs	rr_AverageAnnualReturnYear05	4.62%
10 Yrs	rr_AverageAnnualReturnYear10	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Voya Solution Income Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 110
3 Yrs	rr_ExpenseExampleYear03	369
5 Yrs	rr_ExpenseExampleYear05	648
10 Yrs	rr_ExpenseExampleYear10	1,444
1 Yr	rr_ExpenseExampleNoRedemptionYear01	110
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	369
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	648
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,444
1 Yr	rr_AverageAnnualReturnYear01	12.96%
5 Yrs	rr_AverageAnnualReturnYear05	4.46%
10 Yrs	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Voya Solution Income Portfolio | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.50%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.38%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 140
3 Yrs	rr_ExpenseExampleYear03	462
5 Yrs	rr_ExpenseExampleYear05	807
10 Yrs	rr_ExpenseExampleYear10	1,780
1 Yr	rr_ExpenseExampleNoRedemptionYear01	140
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	462
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	807
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,780
1 Yr	rr_AverageAnnualReturnYear01	12.54%
5 Yrs	rr_AverageAnnualReturnYear05	4.16%
10 Yrs	rr_AverageAnnualReturnYear10	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2005
Voya Solution Income Portfolio | S&P Target Date Retirement Income Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.33%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	4.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | S&P Target Date Retirement Income Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.33%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	4.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | S&P Target Date Retirement Income Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.33%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	4.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | S&P Target Date Retirement Income Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.33%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	4.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | S&P Target Date Retirement Income Index | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.33%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	4.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | Russell 3000® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	31.02%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	11.24%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	13.42%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Russell 3000® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	31.02%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	11.24%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	13.42%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Russell 3000® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	31.02%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	11.24%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	13.42%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Russell 3000® Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	31.02%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	11.24%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	13.42%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Russell 3000® Index | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	31.02%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	11.24%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	13.42%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | MSCI EAFE® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.01%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | MSCI EAFE® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.01%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | MSCI EAFE® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.01%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | MSCI EAFE® Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.01%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | MSCI EAFE® Index | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.01%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.67%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.50%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Solution Income Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.72%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	3.05%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	3.75%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.72%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	3.05%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	3.75%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.72%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	3.05%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	3.75%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.72%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	3.05%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	3.75%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Voya Solution Income Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.72%	[6]
5 Yrs	rr_AverageAnnualReturnYear05	3.05%	[6]
10 Yrs	rr_AverageAnnualReturnYear10	3.75%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The Portfolio's Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.18%, 0.68%, 0.93%, 1.08%, and 1.38% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[6]	The index returns do not reflect deductions for fees, expenses, or taxes.